COMMON STOCK (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	1,000	1,000	1,000
Common shares, par value, (per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01
Common shares, shares issued (in shares)	1	1	1
Common shares, shares outstanding (in shares)	1	1	1
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	1,000	1,000
Common shares, par value, (per share) | $ / shares	$ 0.01	$ 0.01
Common shares, shares issued (in shares)	1	1
Common shares, shares outstanding (in shares)	1	1
Number of votes | Vote	1	1